Income before taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Before Taxes Tables
Schedule of profit before taxation
	Year Ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000
After charging
Depreciation	601	526	441
Directors
- salaries and related costs	312	312	234
- social benefits contribution	-	-	-
Key management personnel (other than directors)
- salaries and related costs	510	364	1,160
- social benefits contribution	-	-	174
Other than directors and key management personnel
- salaries and related costs	5,381	7,119	6,198
- social benefits contribution	279	409	398